Property and Equipment (Details) - USD ($)	3 Months Ended		9 Months Ended
	Sep. 30, 2024	Sep. 30, 2023	Sep. 30, 2024	Sep. 30, 2023	Dec. 31, 2023	Dec. 31, 2022
Property and Equipment (Details) [Line Items]
Software development costs	$ 80,281		$ 80,281		$ 56,971
Amortized period	36 months		36 months
Software and Software Development Costs [Member]
Property and Equipment (Details) [Line Items]
Software development costs	$ 23,310	$ 24,625	$ 23,310	$ 24,625
Amortization of capitalized internal-use software development costs	$ 6,690	$ 684	$ 19,536	$ 684